Note 17 - Interest and Finance Costs (Details) (Advances for Vessels Acquisitions/under Construction [Member], USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2014
Advances for Vessels Acquisitions/under Construction [Member]
Note 17 - Interest and Finance Costs (Details) [Line Items]
Interest Costs Capitalized	$ 208